Equity	12 Months Ended
Mar. 31, 2013
Equity

10. Equity:

The Corporate Law of Japan provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the articles of incorporation provide for such interim cash dividends and (iii) an amount equal to at least 10% of decrease in retained earnings by dividends payment be appropriated from retained earnings to a legal reserve up to 25% of capital stock. The legal reserve is available for distribution upon approval of the shareholders.

The distributable amount available for the payments of dividends to shareholders as of March 31, 2013 was ¥3,947,569 million and was included in “Additional paid-in capital” and “Retained earnings.”

In the general meeting of shareholders held on June 18, 2013, the shareholders approved cash dividends of ¥124,403 million or ¥3,000 per share, payable to shareholders recorded as of March 31, 2013, which were declared by the board of directors on April 26, 2013.

In order to improve capital efficiency and to implement flexible capital policies in accordance with the business environment, DOCOMO acquires treasury stock.

With regard to the acquisition of treasury stock, the Corporate Law of Japan provides that (i) it can be done according to the resolution of the general meeting of shareholders, and (ii) the acquisition of treasury stock through open market transactions can be done according to the resolution of the board of directors if the articles of incorporation contain such a provision. The provision is stipulated in DOCOMO’s articles of incorporation.

Issued shares and treasury stock—

The changes in the number of issued shares and treasury stock for the years ended March 31, 2011, 2012 and 2013 were as follows.

DOCOMO has not issued shares other than shares of its common stock.

	Number of issued shares	Number of treasury stock
As of March 31, 2010	43,790,000	2,184,258

Acquisition of treasury stock based on the resolution of the board of directors	—	138,141
Retirement of treasury stock	(140,000)	(140,000)

As of March 31, 2011	43,650,000	2,182,399

Acquisition of treasury stock based on the resolution of the board of directors	—	—
Retirement of treasury stock	—	—

As of March 31, 2012	43,650,000	2,182,399

Acquisition of treasury stock based on the resolution of the board of directors	—	—
Retirement of treasury stock	—	—

As of March 31, 2013	43,650,000	2,182,399

The meeting of the board of directors approved stock repurchase plans as follows:

Date of the meeting of the board of directors	Term of repurchase	Approved maximum number of treasury stock to be repurchased (Shares)	Approved maximum budget for share repurchase (Millions of yen)
December 17, 2010	December 20, 2010 – January 28, 2011	160,000	¥20,000

DOCOMO did not resolve any stock repurchase plans in the fiscal years ended March 31, 2012 and 2013.

The aggregate number and price of shares repurchased for the years ended March 31, 2011, 2012 and 2013 were as follows:

Year ended March 31,	Shares	Millions of yen
2011	138,141	¥20,000

DOCOMO did not repurchase its own shares in the fiscal years ended March 31, 2012 and 2013.

Based on the resolution of the board of directors, DOCOMO retired its own shares held as treasury stock as shown in the following table. The share retirement resulted in a decrease of “Additional paid-in capital” in the same amount as the aggregate purchase price. There were no changes in the number of authorized shares.

Date of the board of directors	Shares	Millions of yen
March 28, 2011	140,000	¥24,195

DOCOMO did not retire its own shares in the fiscal years ended March 31, 2012 and 2013.

Stock Split and Adoption of Unit Share System:

On April 26, 2013, the board of directors approved a stock split and the adoption of a unit share system. Based on the intent of the “Action Plan for Consolidating Trading Units” announced by stock exchanges of Japan in November 2007, DOCOMO will conduct a 1:100 stock split and adopt a unit share system which sets 100 shares as a share–trading unit. There will be no effective change to the investment units due to the stock split and adoption of the unit share system.

Public notice date of record date, record date, and effective date are expected to be September 13, 2013, September 30, 2013 and October 1, 2013, respectively.

The number of increase in shares due to the stock split is as follows.

Shares
Total number of issued shares before the stock split (as of March 31, 2013)	43,650,000
Number of increase in shares due to the stock split (as of October 1, 2013)	4,321,350,000
Total number of issued shares after the stock split	4,365,000,000
Total number of authorized shares after the stock split	17,460,000,000

Per share information based on the assumption that this split had been implemented at the beginning of the fiscal year ended March 31, 2011 is presented as follows for the years ended March 31, 2011, 2012 and 2013.

	Yen
	2011	2012	2013
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.	117.97	111.87	119.52

DOCOMO has not reflected the effect of this split retrospectively in the accompanying consolidated financial statements and notes to the consolidated financial statements for the years ended March 31, 2011, 2012 and 2013.

Accumulated other comprehensive income (loss):

Changes in accumulated other comprehensive income (loss), net of applicable taxes, for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Millions of yen
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Accumulated other comprehensive income (loss)
As of March 31, 2010	¥10,984	¥(113)	¥(27,135)	¥(21,115)	¥(37,379)
2011 Other comprehensive income (loss)	(5,293)	4	(27,854)	(6,433)	(39,576)

As of March 31, 2011	¥5,691	¥(109)	¥(54,989)	¥(27,548)	¥(76,955)
2012 Other comprehensive income (loss)	3,895	(2)	(28,984)	(2,483)	(27,574)

As of March 31, 2012	¥9,586	¥(111)	¥(83,973)	¥(30,031)	¥(104,529)
2013 Other comprehensive income (loss)	75,611	45	38,994	(4,740)	109,910

As of March 31, 2013	¥85,197	¥(66)	¥(44,979)	¥(34,771)	¥5,381

Tax effects allocated to each component of other comprehensive income (loss), including amounts attributable to noncontrolling interests, for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Millions of yen
	2011
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥(20,806)	¥8,509	¥(12,297)
Less: Reclassification of realized gains and losses included in net income	11,830	(4,827)	7,003
Unrealized gains (losses) on cash flow hedges	6	(2)	4
Foreign currency translation adjustment	(40,781)	12,523	(28,258)
Less: Reclassification of realized gains and losses included in net income	601	(245)	356
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(10,755)	4,388	(6,367)
Prior service cost arising during period, net	81	(33)	48
Less: Amortization of prior service cost	(2,274)	928	(1,346)
Less: Amortization of actuarial gains and losses	1,932	(788)	1,144
Less: Amortization of transition obligation	149	(61)	88

Total other comprehensive income (loss)	¥(60,017)	¥20,392	¥(39,625)

Unrealized holding losses on available-for-sale securities and foreign currency translation losses, net of tax, attributable to noncontrolling interests were ¥(1) million and ¥(48) million, respectively, for the year ended March 31, 2011.

	Millions of yen
	2012
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥1,622	¥279	¥1,901
Less: Reclassification of realized gains and losses included in net income	3,390	(1,396)	1,994
Unrealized gains (losses) on cash flow hedges	12	(14)	(2)
Foreign currency translation adjustment	(50,795)	18,713	(32,082)
Less: Reclassification of realized gains and losses included in net income	5,105	(2,021)	3,084
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(4,209)	1,463	(2,746)
Prior service cost arising during period, net	(122)	50	(72)
Less: Amortization of prior service cost	(2,275)	928	(1,347)
Less: Amortization of actuarial gains and losses	2,713	(1,107)	1,606
Less: Amortization of transition obligation	129	(53)	76

Total other comprehensive income (loss)	¥(44,430)	¥16,842	¥(27,588)

Unrealized holding losses on available-for-sale securities, foreign currency translation losses and actuarial gains, net of tax, attributable to noncontrolling interests were ¥(0) million, ¥(14) million and ¥0 million, respectively, for the year ended March 31, 2012.

	Millions of yen
	2013
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for- sale securities	¥108,223	¥(38,718)	¥69,505
Less: Reclassification of realized gains and losses included in net income	9,890	(3,781)	6,109
Unrealized gains (losses) on cash flow hedges	70	(25)	45
Foreign currency translation adjustment	54,319	(15,350)	38,969
Less: Reclassification of realized gains and losses included in net income	241	(86)	155
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(8,041)	2,872	(5,169)
Less: Amortization of prior service cost	(2,271)	813	(1,458)
Less: Amortization of actuarial gains and losses	2,812	(1,007)	1,805
Less: Amortization of transition obligation	125	(45)	80

Total other comprehensive income (loss)	¥165,368	¥(55,327)	¥110,041

Unrealized holding gains on available-for-sale securities, foreign currency translation gains and actuarial losses, net of tax, attributable to noncontrolling interests were ¥3 million, ¥130 million and ¥(2) million, respectively, for the year ended March 31, 2013.